Document and Entity Information	May 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001280784
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	Hercules Capital, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-00702
Entity Tax Identification Number	74-3113410
Entity Address, Address Line One	400 Hamilton Ave.
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	289-3060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	HTGC
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Notes due 2033
Trading Symbol	HCXY
Security Exchange Name	NYSE